Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	€ 68,020	€ 67,811
Changes in inventories and raw materials and consumables used	(45,328)	(39,871)
Employee benefits	(45,069)	(43,399)
Other operating expenses	(34,603)	(41,378)
Amortization and depreciation	(12,380)	(7,999)
Net other income	1,755	1,368
Operating Loss	(67,605)	(63,468)
Financial income	569	2,070
Financial expenses	(6,704)	(3,437)
Change in fair value of derivative warrant liabilities	502	62,351
Foreign exchange gains/(losses)	985	(6,082)
Financial Results	(4,648)	54,902
Share of loss of equity-accounted investees		(714)
Loss before Tax	(72,253)	(9,280)
Income tax credit	1,621	589
Loss for the Period	€ (70,632)	€ (8,691)
Loss per share
Basic losses per share (euros per share)	€ (0.4)	€ (0.05)
Diluted losses per share (euros per share)	€ (0.4)	€ (0.05)
Loss for the Period	€ (70,632)	€ (8,691)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax	(2,687)	10,264
Changes in the fair value of debt instruments at fair value through other comprehensive income, net of tax		(7)
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	(2,687)	10,257
Other comprehensive (loss)/income for the Period	(2,687)	10,257
Total comprehensive loss for the Period	€ (73,319)	€ 1,566